Average Annual Total Returns	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Aggregate Bond Index 1 year	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Aggregate Bond Index 5 years	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Aggregate Bond Index 10 years	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Bond Index 1 year	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Bond Index 5 years	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Bond Index 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Corporate Bond Fund Class C 1 year	Prospectus #1 Delaware Corporate Bond Fund Class C 5 years	Prospectus #1 Delaware Corporate Bond Fund Class C 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R 5 years	Prospectus #1 Delaware Corporate Bond Fund Class R 10 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R6 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Corporate Bond Fund Class R6 Inception Date	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg US Aggregate Bond Index 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg US Aggregate Bond Index 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg US Aggregate Bond Index 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class C 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Floating Rate Fund Bloomberg US Aggregate Bond Index 1 year	Prospectus #2 Delaware Floating Rate Fund Bloomberg US Aggregate Bond Index 5 years	Prospectus #2 Delaware Floating Rate Fund Bloomberg US Aggregate Bond Index 10 years	Prospectus #2 Delaware Floating Rate Fund Morningstar LSTA US Leveraged Loan Index 1 year	Prospectus #2 Delaware Floating Rate Fund Morningstar LSTA US Leveraged Loan Index 5 years	Prospectus #2 Delaware Floating Rate Fund Morningstar LSTA US Leveraged Loan Index 10 years	Prospectus #2 Delaware Floating Rate Fund Class A 1 year	Prospectus #2 Delaware Floating Rate Fund Class A 5 years	Prospectus #2 Delaware Floating Rate Fund Class A 10 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Floating Rate Fund Class C 1 year	Prospectus #2 Delaware Floating Rate Fund Class C 5 years	Prospectus #2 Delaware Floating Rate Fund Class C 10 years	Prospectus #2 Delaware Floating Rate Fund Class R 1 year	Prospectus #2 Delaware Floating Rate Fund Class R 5 years	Prospectus #2 Delaware Floating Rate Fund Class R 10 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class 1 year	Prospectus #2 Delaware Floating Rate Fund Institutional Class 5 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class 10 years	Prospectus #2 Delaware Floating Rate Fund Class R6 1 year	Prospectus #2 Delaware Floating Rate Fund Class R6 Lifetime	Prospectus #2 Delaware Floating Rate Fund Class R6 Inception Date
Total	5.53%	1.10%	1.81%	8.52%	2.63%	2.95%	2.35%	1.65%	2.13%	0.70%	0.16%	0.55%	1.34%	0.67%	0.95%	5.47%	1.85%	1.83%	6.99%	2.37%	2.33%	7.46%	2.86%	2.85%	7.56%	2.38%	Jan. 31, 2019	5.53%	1.10%	1.81%	10.93%	2.86%	3.91%	4.41%	1.30%	2.66%	2.62%	(0.90%)	0.60%	2.55%	0.38%	1.33%	7.63%	1.46%	2.36%	9.16%	1.98%	2.88%	9.64%	2.49%	3.39%	9.82%	2.56%	2.24%	May 02, 2016	5.53%	1.10%	1.81%	13.32%	5.80%	4.42%	9.02%	4.86%	3.13%	5.30%	2.68%	1.48%	5.22%	2.76%	1.65%	10.26%	4.67%	2.64%	11.81%	5.19%	3.15%	12.37%	5.72%	3.67%	12.44%	5.64%	Aug. 31, 2021